THE LAZARD FUNDS, INC.

30 Rockefeller Plaza

New York, New York 10112

April 29, 2021

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Deborah O'Neal, Esq.

Re:	The Lazard Funds, Inc. (the "Fund")
Registration Statement on Form N-1A (File Nos. 811-06312; 33-40682)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:

(1)	the form of Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 142 to the Fund's Registration Statement on Form N-1A; and
(2)	the text of Post-Effective Amendment No. 142 to the Fund's Registration Statement on Form N-1A was filed electronically on April 23, 2021.

THE LAZARD FUNDS, INC.

By: /s/ Jessica Falzone

Jessica Falzone

Assistant Secretary